CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 709,725	$ 4,162,548	$ 1,971,923
Accounts receivable, net	11,601,025	1,571,226	780,939
Inventory	12,554	223,048	39,075
Prepaid expenses and other current assets	1,136,401	1,645,037	80,721
Prepaid income tax	19,648	17,806	119,933
License content assets - current	420,789	850,263	454,000
Income tax prepaid		17,806	119,932
Note receivable - current			10,215
Total current assets	14,440,250	8,469,928	3,456,806
Non-current assets
Deposits	63,879	34,289	19,831
License content assets - non current	36,797	365,360	246,280
Equipment, net	884,492	38,936	30,079
Operating lease right-of-use assets		237,094	381,935
Intangible assets, net	618,444	702,778	963,109
Note receivable			97,975
Goodwill	1,970,321	1,970,321	583,086
Total non-current assets	3,692,308	3,348,778	2,322,297
Total assets	18,132,558	11,818,706	5,779,103
Current liabilities
Accounts payable and accrued liabilities	12,763,862	2,215,906	1,002,706
Payable on acquisition	250,125	250,125	250,125
License content liabilities - current	50,250	985,000	454,000
Note payable - current		25,714	121,410
Deferred Income	144,079	191,331	101,613
Convertible debt related party - current, net	2,075,692	530,226
Convertible debt - current, net	602,581		415,704
Lease liability - current	119,178	167,101	146,153
Total current liabilities	16,005,767	4,365,403	2,491,711
Non-current liabilities
Convertible debt - related party, less current portion, net		1,619,398	1,239,677
Convertible debt, less current portion, net		1,243,115	177,799
Derivative liability	893,925	1,058,633
Note payable - non-current		460,924	452,090
License content liabilities - non current	0	0	227,000
Lease liability		75,530	242,245
Total non-current liabilities	4,555,949	4,457,600	2,338,811
Total liabilities	20,561,716	8,823,003	4,830,522
Commitments and contingencies (Note 13)
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock		20
Common Stock, $0.0001 par value, 105,555,556 shares authorized, 44,490,003 and 38,106,970 shares issued and outstanding as of September 30, 2021 and September 30, 2020, respectively	5,118	4,449	3,811
Common stock subscribed and not yet issued			135,144
Additional paid in capital	79,329,250	69,833,650	36,677,523
Accumulated deficit	(81,763,526)	(66,842,416)	(35,867,920)
Total stockholders' equity (deficit)	(2,429,158)	2,995,703	948,578
Total liabilities and stockholders' equity (deficit)	$ 18,132,558	11,818,706	5,779,103
Preferred Stock Class B
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock		$ 20	20
Preferred Stock Class A
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock			$ 3